UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04257

DWS Variable Series I
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  12/31

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Bond VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 23.6%
Consumer Discretionary 2.2%
CBS Corp., 7.875%, 7/30/2030		1,200,000	1,322,450
DirecTV Holdings LLC, 144A, 6.35%, 3/15/2040 (b)		815,000	809,020
JC Penney Corp., Inc., 7.95%, 4/1/2017		750,000	840,000
Time Warner Cable, Inc.:
6.75%, 7/1/2018		250,000	279,340
7.3%, 7/1/2038 (b)		40,000	44,517
Viacom, Inc., 6.25%, 4/30/2016		225,000	248,582

			3,543,909
Consumer Staples 1.9%
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		750,000	892,036
CVS Caremark Corp.:
6.125%, 9/15/2039		500,000	496,939
6.25%, 6/1/2027		332,000	344,763
Kraft Foods, Inc., 5.375%, 2/10/2020		1,335,000	1,356,834

			3,090,572
Energy 2.4%
Anadarko Petroleum Corp., 6.45%, 9/15/2036		320,000	326,125
Chesapeake Energy Corp., 7.5%, 6/15/2014 (b)		800,000	812,000
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		600,000	769,186
Enterprise Products Operating LLC, 6.125%, 10/15/2039		460,000	452,285
Kinder Morgan Energy Partners LP:
6.5%, 9/1/2039 (b)		500,000	513,951
6.95%, 1/15/2038		510,000	552,448
Williams Partners LP, 144A, 6.3%, 4/15/2040		370,000	367,671

			3,793,666
Financials 8.3%
American Express Co., 7.0%, 3/19/2018 (b)		988,000	1,122,162
Bank of America Corp.:
5.75%, 12/1/2017		710,000	727,945
6.5%, 8/1/2016		175,000	189,174
7.625%, 6/1/2019		580,000	663,441
Barclays Bank PLC:
Series 1, 5.0%, 9/22/2016		270,000	277,525
5.2%, 7/10/2014 (b)		300,000	320,351
Citigroup, Inc.:
6.125%, 5/15/2018 (b)		1,100,000	1,123,968
8.5%, 5/22/2019 (b)		432,000	504,224
Credit Suisse AG, 5.4%, 1/14/2020		185,000	186,446
Discover Bank, 8.7%, 11/18/2019		710,000	777,643
ESI Tractebel Acquisition Corp., Series B, 7.99%, 12/30/2011		79,000	78,978
Ford Motor Credit Co., LLC, 7.8%, 6/1/2012		1,500,000	1,555,749
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		300,000	266,182
JPMorgan Chase & Co.:
5.125%, 9/15/2014		435,000	459,534
5.375%, 1/15/2014 (b)		300,000	324,081
KazMunaiGaz Finance Sub BV, 144A, 11.75%, 1/23/2015		800,000	1,028,000
MetLife, Inc., Series A, 6.817%, 8/15/2018		400,000	443,719
Morgan Stanley, Series F, 6.625%, 4/1/2018		475,000	506,625
PNC Bank NA, 6.875%, 4/1/2018		200,000	221,803
Principal Financial Group, Inc., 7.875%, 5/15/2014		600,000	678,958
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014		150,000	158,435
6.2%, 1/15/2015		100,000	109,162
7.375%, 6/15/2019		120,000	137,615
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	1,666,872	57,043
Simon Property Group LP, (REIT), 6.75%, 5/15/2014 (b)		240,000	262,576
Toll Brothers Finance Corp., 8.91%, 10/15/2017 (b)		350,000	399,190
Wachovia Corp., Series G, 5.5%, 5/1/2013 (b)		700,000	755,977

			13,336,506
Health Care 1.7%
Express Scripts, Inc.:
6.25%, 6/15/2014		385,000	426,554
7.25%, 6/15/2019		720,000	833,539
Medco Health Solutions, Inc., 7.125%, 3/15/2018		715,000	815,180
Quest Diagnostics, Inc., 6.95%, 7/1/2037 (b)		610,000	681,005

			2,756,278
Industrials 0.8%
CSX Corp.:
6.15%, 5/1/2037		400,000	403,142
6.25%, 3/15/2018		800,000	864,438

			1,267,580
Materials 1.4%
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019		600,000	706,692
Dow Chemical Co., 8.55%, 5/15/2019		1,200,000	1,451,689

			2,158,381
Telecommunication Services 2.9%
American Tower Corp.:
4.625%, 4/1/2015 (b)		400,000	411,366
7.0%, 10/15/2017 (b)		460,000	514,050
Cincinnati Bell, Inc., 8.375%, 1/15/2014		300,000	308,625
Frontier Communications Corp., 8.125%, 10/1/2018		1,000,000	1,000,000
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		800,000	818,000
Qwest Communications International, Inc., 144A, 8.0%, 10/1/2015		750,000	798,750
Windstream Corp., 8.625%, 8/1/2016		775,000	792,437

			4,643,228
Utilities 2.0%
AES Corp., 8.0%, 10/15/2017		800,000	812,000
DTE Energy Co., 7.625%, 5/15/2014		152,000	172,922
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017		29,224	21,865
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		517,000	506,206
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		100,000	108,948
NRG Energy, Inc., 7.375%, 1/15/2017		775,000	767,250
Sempra Energy, 6.5%, 6/1/2016		650,000	726,171

			3,115,362

Total Corporate Bonds (Cost $35,502,342)			37,705,482
Mortgage-Backed Securities Pass-Throughs 24.7%
Federal Home Loan Mortgage Corp.:
4.5%, 12/1/2034		922,575	934,287
5.5%, with various maturities from 10/1/2023 until 8/1/2024		488,752	519,872
5.511% **, 2/1/2038		635,221	663,069
6.5%, 3/1/2026		908,258	995,557
7.0%, 1/1/2038		200,998	222,354
Federal National Mortgage Association:
3.776% **, 3/1/2036		534,663	561,731
4.5%, with various maturities from 8/1/2020 until 6/1/2034 (c)		4,316,059	4,455,144
4.898% **, 8/1/2037		297,221	310,585
5.0%, with various maturities from 2/1/2021 until 5/1/2036 (c)		6,873,842	7,136,643
5.071% **, 9/1/2038		425,565	449,174
5.442% **, 1/1/2038		798,111	843,150
5.5%, with various maturities from 12/1/2032 until 4/1/2037 (c)		11,460,107	12,067,972
6.0%, with various maturities from 4/1/2024 until 11/1/2035 (c)		8,454,919	9,029,459
6.5%, with various maturities from 3/1/2017 until 12/1/2037 (c)		1,260,119	1,365,228
8.0%, 9/1/2015		21,227	23,174

Total Mortgage-Backed Securities Pass-Throughs (Cost $38,641,320)			39,577,399
Asset-Backed 0.3%
Automobile Receivables
Household Automotive Trust, "A4", Series 2006-1, 5.52%, 3/18/2013 (Cost $500,371)		500,000	509,688
Commercial Mortgage-Backed Securities 4.4%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-3, 5.837% **, 6/10/2049		600,000	540,572
"A4", Series 2007-2, 5.867% **, 4/10/2049		1,600,000	1,535,669
"A4", Series 2007-4, 5.935% **, 2/10/2051		600,000	582,190
Credit Suisse Mortgage Capital Certificates, "A3", Series 2006-C3, 6.019% **, 6/15/2038		1,610,000	1,625,036
GS Mortgage Securities Corp. II:
"J", Series 2007-GG10, 144A, 5.999% **, 8/10/2045		1,096,000	19,180
"K", Series 2007-GG10, 144A, 5.999% **, 8/10/2045 *		767,000	7,670
JPMorgan Chase Commercial Mortgage Securities Corp.:
"E", Series 2007-LD11, 6.006% **, 6/15/2049		590,000	85,590
"F", Series 2007-LD11, 6.006% **, 6/15/2049		650,000	73,728
"G", Series 2007-LD11, 144A, 6.006% **, 6/15/2049		760,000	78,116
"H", Series 2007-LD11, 144A, 6.006% **, 6/15/2049		460,000	22,595
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.02% **, 6/12/2050		590,000	599,643
Wachovia Bank Commercial Mortgage Trust:
"APB", Series 2007-C30, 5.294%, 12/15/2043		610,000	604,148
"ABP", Series 2007-C32, 5.929% **, 6/15/2049		1,175,000	1,191,248
"H", Series 2007-C32, 144A, 5.929% **, 6/15/2049		770,000	90,218

Total Commercial Mortgage-Backed Securities (Cost $10,576,411)			7,055,603
Collateralized Mortgage Obligations 4.6%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		729,768	582,024
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		170,992	100,143
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.798% **, 2/25/2048		2,218,000	2,218,000
Federal Home Loan Mortgage Corp.:
"PD", Series 2774, 5.0%, 8/15/2032		1,010,000	1,071,138
"PE", Series 2898, 5.0%, 5/15/2033		335,000	352,742
"KG", Series 2987, 5.0%, 12/15/2034		1,470,000	1,547,021
Federal National Mortgage Association:
"EG", Series 2005-22, 5.0%, 11/25/2033		750,000	788,566
"PG", Series 2002-3, 5.5%, 2/25/2017		284,585	302,074
"TC", Series 2007-77, 5.5%, 9/25/2034		370,000	396,307
MASTR Alternative Loans Trust, "8A1", Series 2004-3, 7.0%, 4/25/2034		15,254	13,862
Structured Asset Securities Corp., "2A1", Series 2003-1, 6.0%, 2/25/2018		2,377	2,426

Total Collateralized Mortgage Obligations (Cost $7,255,622)			7,374,303
Government & Agency Obligations 21.8%
Sovereign Bonds 1.8%
Republic of Argentina:
GDP Linked Note, 12/15/2035		410,000	26,925
8.28%, 12/31/2033 (b)		634,451	475,838
Republic of Egypt, 9.1%, 9/20/2012	EGP	230,000	41,544
Republic of El Salvador, REG S, 8.25%, 4/10/2032		40,000	44,250
Republic of Indonesia, REG S, 8.5%, 10/12/2035		100,000	124,500
Republic of Panama:
7.125%, 1/29/2026		220,000	248,050
7.25%, 3/15/2015		80,000	91,400
Republic of Peru, 7.125%, 3/30/2019		600,000	695,100
Republic of Philippines:
7.75%, 1/14/2031		100,000	114,500
9.5%, 2/2/2030		60,000	80,100
Republic of Poland, 6.375%, 7/15/2019		210,000	230,059
Republic of Serbia, REG S, 6.75%, 11/1/2024		90,000	89,100
State of Qatar:
144A, 6.4%, 1/20/2040		400,000	418,000
REG S, 9.75%, 6/15/2030		140,000	201,110

			2,880,476
US Government Sponsored Agency 0.7%
Federal National Mortgage Association, 6.625%, 11/15/2030		950,000	1,135,315
US Treasury Obligations 19.3%
US Treasury Bill, 0.22% ***, 9/16/2010 (d)		969,000	967,982
US Treasury Bonds:
4.75%, 2/15/2037 (b)		1,500,000	1,520,625
5.375%, 2/15/2031		3,000,000	3,318,750
US Treasury Notes:
2.375%, 9/30/2014 (b)		23,000,000	23,007,176
3.625%, 2/15/2020		2,000,000	1,965,938

			30,780,471

Total Government & Agency Obligations (Cost $34,819,935)			34,796,262
Loan Participations and Assignments 0.2%
Sovereign Loans
Gazprom, 144A, 8.125%, 7/31/2014 (b)		205,000	229,344
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	112,250

Total Loan Participations and Assignments (Cost $302,403)			341,594
Municipal Bonds and Notes 4.0%
Florida, State Board of Education, Capital Outlay 2006, Series E, 5.0%, 6/1/2035		465,000	484,409
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project, 6.4%, 1/1/2028		655,000	709,758
Illinois, State General Obligation, 4.421%, 1/1/2015 (e)		260,000	262,436
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013		560,000	548,638
Los Angeles, CA, Community Development Agency Tax Allocation Revenue, Adelante Eastside Project, Series C, 6.49%, 9/1/2037 (f)		320,000	255,686
McLennan County, TX, Junior College, 5.0%, 8/15/2032 (f)		340,000	349,500
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2013 (f)		860,000	977,184
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016		930,000	960,392
Rhode Island, Convention Center Authority Revenue, Civic Center, Series A, 6.06%, 5/15/2035 (f)		515,000	508,872
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (f)		1,030,000	1,044,739
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036		285,000	294,892

Total Municipal Bonds and Notes (Cost $6,211,714)			6,396,506

	Shares	Value ($)

Preferred Stock 0.0%
Financials
Ford Motor Credit Co., LLC, 7.375% (Cost $24,692)	1,180	26,751
Securities Lending Collateral 18.6%
Daily Assets Fund Institutional, 0.22% (g) (h) (Cost $29,736,854)	29,736,854	29,736,854
Cash Equivalents 19.2%
Central Cash Management Fund, 0.16% (g) (Cost $30,778,088)	30,778,088	30,778,088

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $194,349,752) †	121.4	194,298,530
Other Assets and Liabilities, Net (b)	(21.4)	(34,207,711)

Net Assets	100.0	160,090,819

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of March 31, 2010.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $194,364,947.  At March 31, 2010, net unrealized depreciation for all securities based on tax cost was $66,417.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,645,555 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,711,972.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan amounting to $28,517,753. In addition, included in other assets and liabilities, net is a pending sale, amounting to $375,636 that is on loan.  The value of all securities loaned at March 31, 2010 amounted to $28,893,389 which is 18.0% of net assets.

(c)	When-issued or delayed delivery security included.
(d)	At March 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Taxable issue.
(f)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Assured Guaranty Corp.	0.5
Assured Guaranty Municipal Corp.	0.7
Financial Guaranty Insurance Co.	0.3
Radian Asset Assurance, Inc.	0.1

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
GDP: Gross Domestic Product
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	6/21/2010	39	4,511,505	(21,262)
Australian Dollar Currency	USD	6/14/2010	18	1,637,460	10,745
Canadian Dollar Currency	USD	6/15/2010	33	3,250,830	16,469
Total net unrealized appreciation					5,952

At March 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	USD	6/21/2010	150	17,437,500	113,411
Federal Republic of Germany Euro-Bund	EUR	6/8/2010	36	5,997,698	(29,242)
Japanese Yen Currency	USD	6/14/2010	20	2,675,750	102,666
Total net unrealized appreciation					186,835

As of March 31, 2010, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

RUB	3,600,000	USD	116,185	6/11/2010	(5,271)	Citigroup, Inc.

Currency Abbreviations

CAD	Canadian Dollar	RUB	Russian Ruble
EGP	Egyptian Pound	USD	United States Dollar
EUR	Euro

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$37,705,482	$—	$37,705,482
Mortgage-Backed Securities Pass-Throughs	—	39,577,399	—	39,577,399
Asset-Backed	—	509,688	—	509,688
Commercial Mortgage-Backed Securities	—	7,055,603	—	7,055,603
Collateralized Mortgage Obligations	—	7,374,303	—	7,374,303
Government & Agency Obligations	—	33,786,736	41,544	33,828,280
Loan Participations and Assignments	—	341,594	—	341,594
Municipal Bonds and Notes	—	6,396,506	—	6,396,506
Preferred Stock	26,751	—	—	26,751
Short-Term Investments(i)	60,514,942	967,982	—	61,482,924
Derivatives(j)	192,787	—	—	192,787
Total	$60,734,480	$133,715,293	$41,544	$194,491,317
Liabilities
Derivatives(j)	$—	$(5,271)	$—	$(5,271)
Total	$—	$(5,271)	$—	$(5,271)

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation
The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:
Government & Agency Obligations
Balance as of December 31, 2009	$41,830
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(228)
Amortization premium/ discount	(58)
Net purchases (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of March 31, 2010	$41,544
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2010	$(228)

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of March 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$129,880	$(5,271)
Interest Rate Contracts	$62,907	$—

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Capital Growth VIP

	Shares	Value ($)
Common Stocks 98.9%
Consumer Discretionary 12.0%
Hotels Restaurants & Leisure 2.8%
Darden Restaurants, Inc.	169,300	7,540,622
Marriott International, Inc. "A" (a)	255,111	8,041,099
McDonald's Corp.	77,300	5,157,456

		20,739,177
Media 1.7%
Scripps Networks Interactive "A"	288,200	12,781,670
Multiline Retail 2.4%
Dollar General Corp.*	87,500	2,209,375
Kohl's Corp.* (a)	142,300	7,795,194
Nordstrom, Inc. (a)	199,600	8,153,660

		18,158,229
Specialty Retail 2.8%
Limited Brands, Inc. (a)	532,900	13,119,998
TJX Companies, Inc. (a)	172,400	7,330,448

		20,450,446
Textiles, Apparel & Luxury Goods 2.3%
NIKE, Inc. "B" (a)	235,415	17,303,002
Consumer Staples 8.3%
Beverages 2.2%
PepsiCo, Inc. (a)	251,025	16,607,814
Food & Staples Retailing 2.8%
Sysco Corp. (a)	292,100	8,616,950
Wal-Mart Stores, Inc.	216,200	12,020,720

		20,637,670
Household Products 3.3%
Church & Dwight Co., Inc.	81,900	5,483,205
Colgate-Palmolive Co.	97,240	8,290,682
Energizer Holdings, Inc.*	166,400	10,443,264

		24,217,151
Energy 6.1%
Energy Equipment & Services 3.0%
Cameron International Corp.* (a)	183,300	7,856,238
Schlumberger Ltd. (a)	122,100	7,748,466
Transocean Ltd.* (a)	80,572	6,959,809

		22,564,513
Oil, Gas & Consumable Fuels 3.1%
Alpha Natural Resources, Inc.*	249,700	12,457,533
Anadarko Petroleum Corp. (a)	90,600	6,598,398
ExxonMobil Corp. (a)	58,300	3,904,934

		22,960,865
Financials 3.8%
Capital Markets 2.4%
Morgan Stanley	251,500	7,366,435
T. Rowe Price Group, Inc. (a)	186,100	10,222,473

		17,588,908
Diversified Financial Services 1.4%
IntercontinentalExchange, Inc.*	45,000	5,048,100
JPMorgan Chase & Co.	118,600	5,307,350

		10,355,450
Health Care 16.9%
Biotechnology 7.9%
Amgen, Inc.*	161,400	9,645,264
Celgene Corp.* (a)	424,870	26,324,945
Gilead Sciences, Inc.*	405,305	18,433,272
Myriad Genetics, Inc.* (a)	172,200	4,141,410

		58,544,891
Health Care Equipment & Supplies 3.6%
Covidien PLC	137,100	6,893,388
Edwards Lifesciences Corp.*	108,000	10,679,040
Zimmer Holdings, Inc.*	148,000	8,761,600

		26,334,028
Health Care Providers & Services 3.8%
Express Scripts, Inc.* (a)	166,600	16,953,216
McKesson Corp. (a)	116,300	7,643,236
UnitedHealth Group, Inc.*	116,800	3,815,856

		28,412,308
Pharmaceuticals 1.6%
Abbott Laboratories	152,300	8,023,164
Johnson & Johnson	61,306	3,997,151

		12,020,315
Industrials 12.2%
Aerospace & Defense 5.0%
Rockwell Collins, Inc. (a)	239,800	15,009,082
TransDigm Group, Inc.	157,600	8,359,104
United Technologies Corp.	189,300	13,934,373

		37,302,559
Commercial Services & Supplies 1.0%
Stericycle, Inc.* (a)	141,000	7,684,500
Electrical Equipment 3.5%
AMETEK, Inc.	346,100	14,349,306
Roper Industries, Inc. (a)	203,700	11,782,008

		26,131,314
Machinery 1.2%
Parker Hannifin Corp. (a)	139,200	9,011,808
Road & Rail 1.5%
Norfolk Southern Corp.	192,300	10,747,647
Information Technology 32.9%
Communications Equipment 7.2%
Cisco Systems, Inc.* (a)	1,220,355	31,765,841
QUALCOMM, Inc.	521,870	21,913,321

		53,679,162
Computers & Peripherals 9.9%
Apple, Inc.*	151,454	35,581,088
EMC Corp.*	728,115	13,135,195
Hewlett-Packard Co.	304,400	16,178,860
International Business Machines Corp.	68,610	8,799,232

		73,694,375
Internet Software & Services 2.9%
Google, Inc. "A"* (a)	37,525	21,277,050
IT Services 0.7%
Accenture PLC "A"	131,300	5,508,035
Semiconductors & Semiconductor Equipment 4.3%
Broadcom Corp. "A" (a)	546,100	18,119,598
Intel Corp.	617,890	13,754,232

		31,873,830
Software 7.9%
Check Point Software Technologies Ltd.* (a)	169,700	5,949,682
Concur Technologies, Inc.*	172,200	7,061,922
Microsoft Corp.	743,880	21,773,368
Oracle Corp. (a)	773,655	19,875,197
Solera Holdings, Inc.	101,000	3,903,650

		58,563,819
Materials 5.1%
Chemicals 3.7%
Celanese Corp. "A"	153,400	4,885,790
Monsanto Co. (a)	164,045	11,716,094
The Mosaic Co.	180,300	10,956,831

		27,558,715
Metals & Mining 1.4%
Freeport-McMoRan Copper & Gold, Inc. (a)	87,100	7,276,334
Steel Dynamics, Inc.	182,900	3,195,263

		10,471,597
Telecommunication Services 1.6%
Wireless Telecommunication Services
American Tower Corp. "A"*	269,400	11,479,134

Total Common Stocks (Cost $508,256,645)		734,659,982
Securities Lending Collateral 33.2%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $246,611,073)	246,611,073	246,611,073
Cash Equivalents 1.5%
Central Cash Management Fund, 0.16% (b) (Cost $11,068,479)	11,068,479	11,068,479

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $765,936,197) †	133.6	992,339,534
Other Assets and Liabilities, Net	(33.6)	(249,303,437)

Net Assets	100.0	743,036,097

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $768,711,996.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $223,627,538.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $227,871,468 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,243,930.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $239,712,070 which is 32.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$734,659,982	$—	$—	$734,659,982
Short-Term Investments(d)	257,679,552	—	—	257,679,552
Total	$992,339,534	$—	$—	$992,339,534

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Global Opportunities VIP

	Shares	Value ($)
Common Stocks 98.2%
Australia 0.7%
Austal Ltd. (Cost $827,094)	432,963	1,009,695
Austria 0.9%
Wienerberger AG* (a) (Cost $770,507)	66,508	1,297,238
Bermuda 0.7%
Lazard Ltd. "A" (Cost $691,804)	28,300	1,010,310
Brazil 1.3%
Diagnosticos da America SA	134,500	1,179,858
Fleury SA*	76,900	821,604

(Cost $1,489,041)		2,001,462
Canada 1.3%
North American Palladium Ltd.*	166,000	677,280
SunOpta, Inc.*	296,300	1,229,645

(Cost $3,442,417)		1,906,925
Channel Islands 0.5%
Randgold Resources Ltd. (ADR) (a) (b) (Cost $629,936)	10,600	814,398
China 2.2%
Minth Group Ltd.	1,144,500	1,916,788
VanceInfo Technologies, Inc. (ADR)* (a)	63,100	1,406,499

(Cost $962,860)		3,323,287
Cyprus 0.7%
Prosafe Production Public Ltd.* (c)	174,623	433,324
Prosafe SE (c)	108,003	565,538

(Cost $1,369,173)		998,862
France 2.9%
Financiere Marc de Lacharriere SA	14,247	709,461
Flamel Technologies SA (ADR)*	175,500	1,504,035
JC Decaux SA*	52,237	1,458,586
Meetic*	20,521	629,444

(Cost $4,930,286)		4,301,526
Germany 5.3%
Fresenius Medical Care AG & Co. KGaA	79,007	4,458,305
M.A.X. Automation AG	271,081	1,032,616
Rational AG (a)	7,284	1,276,820
United Internet AG (Registered)*	81,343	1,233,052

(Cost $2,824,522)		8,000,793
Gibraltar 0.6%
PartyGaming PLC* (Cost $782,572)	188,123	915,910
Greece 1.3%
Alpha Bank AE*	95,970	916,983
Hellenic Exchanges SA	63,100	556,211
Jumbo SA	54,215	550,479

(Cost $2,737,171)		2,023,673
Hong Kong 7.0%
Dah Sing Banking Group Ltd.*	574,800	784,985
Inspur International Ltd.	6,185,000	810,511
K Wah International Holdings Ltd.	2,536,000	947,998
Kingboard Chemical Holdings Ltd.	390,140	1,773,340
Midland Holdings Ltd.	2,324,357	2,537,934
REXLot Holdings Ltd. (d)	14,950,000	2,142,924
Wing Hang Bank Ltd.	163,700	1,492,298

(Cost $5,924,699)		10,489,990
Ireland 4.3%
C&C Group PLC (e)	185,737	841,237
C&C Group PLC (e)	149,879	678,575
ICON PLC (ADR)*	46,500	1,227,600
Norkom Group PLC*	292,633	618,187
Paddy Power PLC	40,939	1,457,746
Ryanair Holdings PLC* (e)	2,200	10,971
Ryanair Holdings PLC* (e)	312,536	1,556,864

(Cost $4,155,615)		6,391,180
Italy 0.8%
Prysmian SpA (a) (Cost $1,163,166)	64,666	1,268,981
Japan 7.3%
Daiseki Co., Ltd. (a)	44,200	920,707
FP Corp.	13,800	631,187
Internet Initiative Japan, Inc. (a)	344	760,398
M3, Inc. (a)	236	806,620
Mazda Motor Corp.	536,000	1,508,876
Nidec Corp.	16,000	1,715,901
Nippon Seiki Co., Ltd.	69,000	815,694
Nitori Co., Ltd.	11,600	880,748
Shinko Plantech Co., Ltd.	39,700	350,099
Sumitomo Realty & Development Co., Ltd.	43,000	818,713
Universal Entertainment Corp. (a)	60,000	871,159
Yokohama Rubber Co., Ltd.	184,000	866,361

(Cost $8,121,035)		10,946,463
Korea 1.6%
Korean Air Lines Co., Ltd.*	26,200	1,545,850
S&T Dynamics Co., Ltd.	63,020	885,835

(Cost $1,828,507)		2,431,685
Netherlands 3.7%
Chicago Bridge & Iron Co. NV (NY Registered Shares)* (a)	50,200	1,167,652
Koninklijke Vopak NV	17,241	1,355,915
QIAGEN NV* (a)	64,800	1,492,848
SBM Offshore NV	77,239	1,546,907

(Cost $3,112,708)		5,563,322
Singapore 0.9%
Venture Corp., Ltd. (Cost $735,608)	205,000	1,278,077
South Africa 0.5%
Northam Platinum Ltd. (Cost $760,666)	112,322	739,690
Spain 1.6%
Grifols SA	36,465	545,848
Tecnicas Reunidas SA	14,583	917,735
Telvent GIT SA	31,000	891,560

(Cost $2,279,521)		2,355,143
Switzerland 1.9%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)*	11,700	493,879
Nobel Biocare Holding AG (Registered) (a)	34,774	929,074
Partners Group Holding AG	10,200	1,443,914

(Cost $1,939,658)		2,866,867
Taiwan 1.3%
Compal Electronics, Inc.	963,145	1,259,298
Nan Ya Printed Circuit Board Corp.	170,000	673,689

(Cost $1,523,921)		1,932,987
Thailand 0.5%
Kiatnakin Bank PCL (Cost $796,791)	945,600	804,206
United Arab Emirates 0.6%
Lamprell PLC (Cost $784,151)	251,982	925,979
United Kingdom 7.1%
Aegis Group PLC	287,441	554,097
ARM Holdings PLC	501,250	1,799,868
Ashmore Group PLC	328,909	1,316,372
Babcock International Group PLC (a)	170,416	1,556,746
ICAP PLC	73,936	418,463
John Wood Group PLC	127,118	700,036
Michael Page International PLC	252,404	1,533,031
Northgate PLC*	182,822	519,293
Rotork PLC	40,507	862,894
Serco Group PLC	155,022	1,412,239

(Cost $8,501,935)		10,673,039
United States 40.7%
Advance Auto Parts, Inc.	18,750	786,000
Aecom Technology Corp.*	50,168	1,423,267
Aeropostale, Inc.*	55,950	1,613,038
Affiliated Managers Group, Inc.*	10,400	821,600
Allegheny Energy, Inc.	62,700	1,442,100
Alpha Natural Resources, Inc.*	30,200	1,506,678
American Eagle Outfitters, Inc.	54,500	1,009,340
athenahealth, Inc.*	20,800	760,448
Atlas Air Worldwide Holdings, Inc.*	34,600	1,835,530
BE Aerospace, Inc.*	48,800	1,485,960
BPZ Resources, Inc.* (a) (f)	89,400	657,090
Cameron International Corp.*	15,900	681,474
Carter's, Inc.*	43,400	1,308,510
Central European Distribution Corp.* (a) (g)	32,400	1,134,324
Cliffs Natural Resources, Inc.	21,100	1,497,045
Darling International, Inc.*	87,000	779,520
Deckers Outdoor Corp.*	13,900	1,918,200
Diamond Foods, Inc. (a)	36,300	1,526,052
Dresser-Rand Group, Inc.*	32,500	1,021,150
ev3, Inc.*	47,000	745,420
EXCO Resources, Inc.	51,800	952,084
FTI Consulting, Inc.* (a)	40,250	1,582,630
Genoptix, Inc.* (a)	15,600	553,644
Green Mountain Coffee Roasters, Inc.*	11,850	1,147,317
Harris Corp.	24,300	1,154,007
Itron, Inc.*	27,800	2,017,446
Jarden Corp.	15,600	519,324
Jefferies Group, Inc. (a)	55,100	1,304,217
Joy Global, Inc.	34,675	1,962,605
Lam Research Corp.*	21,000	783,720
Lexmark International, Inc. "A"* (a)	30,300	1,093,224
Life Technologies Corp.*	29,200	1,526,284
Martin Marietta Materials, Inc. (a)	8,800	735,240
Merge Healthcare, Inc.*	122,625	253,834
Metabolix, Inc.*	47,400	577,332
NIC, Inc. (a)	90,000	708,300
Northern Oil & Gas, Inc.*	24,900	394,665
NxStage Medical, Inc.*	144,200	1,651,090
Owens & Minor, Inc.	27,100	1,257,169
Owens-Illinois, Inc.*	31,500	1,119,510
Primerica, Inc.*	4,300	64,500
Prosperity Bancshares, Inc. (a)	26,600	1,090,600
Questcor Pharmaceuticals, Inc.*	36,800	302,864
Rovi Corp.*	24,100	894,833
Schawk, Inc.	31,300	567,469
Schweitzer-Mauduit International, Inc.	39,600	1,883,376
Somanetics Corp.*	57,800	1,106,292
Stericycle, Inc.* (a)	15,800	861,100
Thoratec Corp.* (a)	54,100	1,809,645
TiVo, Inc.*	66,300	1,135,056
Ultra Petroleum Corp.*	48,000	2,238,240
Urban Outfitters, Inc.*	43,600	1,658,108
Vista Gold Corp.* (a)	153,800	309,138
VIVUS, Inc.* (a)	87,400	762,128
Waddell & Reed Financial, Inc. "A"	32,300	1,164,092

(Cost $40,001,751)		61,093,829

Total Common Stocks (Cost $103,087,115)		147,365,517
Participatory Note 0.4%
Indonesia
PT AKR Corporindo Tbk (issuer Merrill Lynch International & Co.), Expiration Date 11/6/2014* (Cost $725,992)	6,135,000	628,224
Securities Lending Collateral 13.8%
Daily Assets Fund Institutional, 0.22% (h) (i) (Cost $20,739,020)	20,739,020	20,739,020
Cash Equivalents 2.1%
Central Cash Management Fund, 0.16% (h) (Cost $3,115,356)	3,115,356	3,115,356

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $127,667,483) †	114.5	171,848,117
Other Assets and Liabilities, Net	(14.5)	(21,749,799)

Net Assets	100.0	150,098,318

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $129,003,880.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $42,844,237.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $51,073,098 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,228,861.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $19,924,538 which is 13.3% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in Africa.
(c)	Security is listed in country of domicile. Significant business activities of company are in Norway.
(d)	Security is listed in country of domicile. Significant business activities of company are in China.
(e)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(f)	Security is listed in country of domicile. Significant business activities of company are in Peru and Ecuador.
(g)	Security is listed in country of domicile. Significant business activities of company are in Poland.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
At March 31, 2010 the DWS Global Opportunities VIP had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks & Participatory Note
Industrials	27,811,403	18.8%
Health Care	24,271,942	16.4%
Consumer Discretionary	24,131,602	16.3%
Information Technology	23,499,304	15.9%
Financials	18,202,857	12.3%
Energy	12,890,999	8.7%
Materials	8,406,864	5.7%
Consumer Staples	7,336,670	4.9%
Utilities	1,442,100	1.0%
Total	147,993,741	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$1,009,695	$—	$1,009,695
Austria	—	1,297,238	—	1,297,238
Bermuda	1,010,310	—	—	1,010,310
Brazil	2,001,462	—	—	2,001,462
Canada	1,906,925	—	—	1,906,925
Channel Islands	814,398	—	—	814,398
China	1,406,499	1,916,788	—	3,323,287
Cyprus	—	998,862	—	998,862
France	1,504,035	2,797,491	—	4,301,526
Germany	—	8,000,793	—	8,000,793
Gibraltar	—	915,910	—	915,910
Greece	—	2,023,673	—	2,023,673
Hong Kong	—	10,489,990	—	10,489,990
Ireland	1,227,600	5,163,580	—	6,391,180
Italy	—	1,268,981	—	1,268,981
Japan	—	10,946,463	—	10,946,463
Korea	—	2,431,685	—	2,431,685
Netherlands	1,167,652	4,395,670	—	5,563,322
Singapore	—	1,278,077	—	1,278,077
South Africa	—	739,690	—	739,690
Spain	891,560	1,463,583	—	2,355,143
Switzerland	—	2,866,867	—	2,866,867
Taiwan	—	1,932,987	—	1,932,987
Thailand	—	804,206	—	804,206
United Arab Emirates	—	925,979	—	925,979
United Kingdom	—	10,673,039	—	10,673,039
United States	61,093,829	—	—	61,093,829
Participatory Note	—	628,224	—	628,224
Short-Term Investments(j)	23,854,376	—	—	23,854,376
Total	$96,878,646	$74,969,471	$—	$171,848,117

(j)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Growth & Income VIP

	Shares	Value ($)
Common Stocks 98.4%
Consumer Discretionary 11.5%
Auto Components 0.0%
Cooper Tire & Rubber Co.	2,400	45,648
Distributors 0.1%
Genuine Parts Co.	1,500	63,360
Diversified Consumer Services 0.4%
Corinthian Colleges, Inc.* (a)	13,300	233,947
DeVry, Inc.	2,600	169,520

		403,467
Hotels Restaurants & Leisure 1.0%
McDonald's Corp.	2,800	186,816
Starbucks Corp.*	37,500	910,125

		1,096,941
Household Durables 1.7%
Garmin Ltd. (a)	28,300	1,088,984
Leggett & Platt, Inc.	11,700	253,188
Whirlpool Corp. (a)	5,600	488,600

		1,830,772
Internet & Catalog Retail 0.4%
Priceline.com, Inc.*	1,600	408,000
Media 4.0%
Comcast Corp. "A"	69,200	1,302,344
DISH Network Corp. "A"	9,000	187,380
Gannett Co., Inc.	18,400	303,968
McGraw-Hill Companies, Inc.	12,500	445,625
Time Warner Cable, Inc. (a)	18,346	978,025
Time Warner, Inc.	26,700	834,909
Walt Disney Co.	2,600	90,766

		4,143,017
Multiline Retail 0.6%
Big Lots, Inc.*	2,300	83,766
Dillard's, Inc. "A"	2,500	59,000
Macy's, Inc.	22,000	478,940

		621,706
Specialty Retail 3.2%
Advance Auto Parts, Inc. (a)	6,500	272,480
Barnes & Noble, Inc. (a)	16,400	354,568
Group 1 Automotive, Inc.*	2,600	82,836
Ross Stores, Inc.	18,400	983,848
The Gap, Inc.	18,100	418,291
TJX Companies, Inc.	28,300	1,203,316

		3,315,339
Textiles, Apparel & Luxury Goods 0.1%
Wolverine World Wide, Inc.	3,300	96,228
Consumer Staples 9.8%
Food & Staples Retailing 1.8%
Kroger Co.	18,100	392,046
Wal-Mart Stores, Inc.	26,100	1,451,160

		1,843,206
Food Products 3.0%
Archer-Daniels-Midland Co.	35,200	1,017,280
Campbell Soup Co.	10,700	378,245
Del Monte Foods Co.	4,400	64,240
Fresh Del Monte Produce, Inc.*	5,600	113,400
General Mills, Inc.	1,500	106,185
Hormel Foods Corp.	800	33,608
Mead Johnson Nutrition Co.	5,300	275,759
The Hershey Co.	7,400	316,794
Tyson Foods, Inc. "A"	43,400	831,110

		3,136,621
Household Products 2.8%
Colgate-Palmolive Co.	15,200	1,295,952
Kimberly-Clark Corp.	19,500	1,226,160
Procter & Gamble Co.	6,400	404,928

		2,927,040
Personal Products 0.7%
Estee Lauder Companies, Inc. "A"	3,900	252,993
Herbalife Ltd.	10,200	470,424

		723,417
Tobacco 1.5%
Lorillard, Inc.	6,100	458,964
Philip Morris International, Inc.	22,200	1,157,952

		1,616,916
Energy 8.8%
Energy Equipment & Services 2.5%
FMC Technologies, Inc.*	2,400	155,112
Helix Energy Solutions Group, Inc.*	8,300	108,149
Helmerich & Payne, Inc.	4,700	178,976
Noble Corp.*	27,400	1,145,868
Oceaneering International, Inc.*	2,900	184,121
Oil States International, Inc.*	10,700	485,138
Rowan Companies, Inc.*	13,400	390,074

		2,647,438
Oil, Gas & Consumable Fuels 6.3%
Anadarko Petroleum Corp.	3,800	276,754
Bill Barrett Corp.*	1,500	46,065
BP PLC (ADR)	6,900	393,783
Chevron Corp.	5,800	439,814
Cimarex Energy Co.	14,300	849,134
ConocoPhillips	25,900	1,325,303
ExxonMobil Corp.	6,800	455,464
Marathon Oil Corp.	14,600	461,944
Mariner Energy, Inc.*	16,400	245,508
Murphy Oil Corp.	18,200	1,022,658
Newfield Exploration Co.*	9,300	484,065
Occidental Petroleum Corp.	3,400	287,436
Stone Energy Corp.*	2,200	39,050
Williams Companies, Inc.	8,900	205,590

		6,532,568
Financials 14.7%
Capital Markets 1.5%
Bank of New York Mellon Corp.	24,900	768,912
Franklin Resources, Inc.	3,500	388,150
The Goldman Sachs Group, Inc.	2,500	426,575

		1,583,637
Commercial Banks 1.7%
Comerica, Inc.	11,200	426,048
Commerce Bancshares, Inc.	800	32,912
HSBC Holdings PLC (ADR)	3,700	187,553
Huntington Bancshares, Inc. (a)	26,400	141,768
M&T Bank Corp. (a)	3,200	254,016
Marshall & Ilsley Corp.	26,800	215,740
Regions Financial Corp.	61,900	485,915

		1,743,952
Consumer Finance 2.7%
American Express Co.	16,600	684,916
Capital One Financial Corp.	27,300	1,130,493
Discover Financial Services	67,700	1,008,730

		2,824,139
Diversified Financial Services 3.8%
Bank of America Corp.	110,300	1,968,855
JPMorgan Chase & Co.	42,600	1,906,350
PHH Corp.*	6,500	153,205

		4,028,410
Insurance 4.1%
ACE Ltd.	22,100	1,155,830
Aflac, Inc.	1,800	97,722
Allied World Assurance Co. Holdings Ltd.	3,100	139,035
Arch Capital Group Ltd.* (a)	2,900	221,125
Axis Capital Holdings Ltd.	2,300	71,898
Berkshire Hathaway, Inc. "B"*	13,600	1,105,272
Chubb Corp.	3,400	176,290
Cincinnati Financial Corp.	3,400	98,260
Everest Re Group Ltd.	1,400	113,302
Old Republic International Corp.	13,600	172,448
Reinsurance Group of America, Inc.	700	36,764
The Travelers Companies, Inc.	12,900	695,826
XL Capital Ltd. "A"	9,600	181,440

		4,265,212
Real Estate Investment Trusts 0.9%
Annaly Capital Management, Inc. (REIT) (a)	46,000	790,280
Public Storage (REIT)	1,000	91,990
Rayonier, Inc. (REIT)	1,200	54,516
Walter Investment Management Corp. (REIT)	1,705	27,280

		964,066
Health Care 13.1%
Biotechnology 1.1%
Gilead Sciences, Inc.*	22,600	1,027,848
PDL BioPharma, Inc. (a)	29,200	181,332

		1,209,180
Health Care Equipment & Supplies 0.5%
Covidien PLC	5,600	281,568
Hospira, Inc.*	1,900	107,635
Stryker Corp.	2,100	120,162

		509,365
Health Care Providers & Services 6.1%
Aetna, Inc. (a)	33,200	1,165,652
Amedisys, Inc.* (a)	6,300	347,886
AmerisourceBergen Corp.	14,700	425,124
Cardinal Health, Inc. (a)	16,800	605,304
Coventry Health Care, Inc.*	22,600	558,672
Health Net, Inc.*	1,900	47,253
Humana, Inc.*	7,600	355,452
McKesson Corp.	18,500	1,215,820
Medco Health Solutions, Inc.*	18,200	1,174,992
UnitedHealth Group, Inc.*	10,500	343,035
Universal Health Services, Inc. "B"	2,900	101,761

		6,340,951
Pharmaceuticals 5.4%
Abbott Laboratories	16,000	842,880
Bristol-Myers Squibb Co. (a)	13,200	352,440
Eli Lilly & Co.	19,300	699,046
Forest Laboratories, Inc.*	14,100	442,176
Johnson & Johnson	37,000	2,412,400
Perrigo Co.	1,900	111,568
Pfizer, Inc.	32,800	562,520
Watson Pharmaceuticals, Inc.*	5,400	225,558

		5,648,588
Industrials 12.5%
Aerospace & Defense 4.7%
Alliant Techsystems, Inc.*	1,700	138,210
Goodrich Corp.	8,200	578,264
Honeywell International, Inc.	6,320	286,107
ITT Corp.	3,800	203,718
L-3 Communications Holdings, Inc.	1,200	109,956
Lockheed Martin Corp.	13,200	1,098,504
Northrop Grumman Corp.	18,000	1,180,260
Raytheon Co.	17,800	1,016,736
United Technologies Corp.	4,600	338,606

		4,950,361
Air Freight & Logistics 1.4%
United Parcel Service, Inc. "B"	21,900	1,410,579
Airlines 0.1%
Alaska Air Group, Inc.*	2,500	103,075
Building Products 0.1%
Owens Corning, Inc.*	2,900	73,776
Commercial Services & Supplies 0.6%
R.R. Donnelley & Sons Co.	28,000	597,800
Construction & Engineering 1.0%
EMCOR Group, Inc.*	13,500	332,505
Fluor Corp.	7,600	353,476
Shaw Group, Inc.*	10,700	368,294

		1,054,275
Electrical Equipment 0.0%
Hubbell, Inc. "B"	800	40,344
Industrial Conglomerates 1.5%
3M Co.	15,500	1,295,335
Tyco International Ltd.	7,600	290,700

		1,586,035
Machinery 1.6%
Cummins, Inc.	4,000	247,800
Ingersoll-Rand PLC	3,300	115,071
Navistar International Corp.*	5,700	254,961
Oshkosh Corp.*	20,200	814,868
Trinity Industries, Inc. (a)	10,800	215,568

		1,648,268
Professional Services 0.5%
Manpower, Inc.	9,200	525,504
Road & Rail 0.7%
Ryder System, Inc.	19,000	736,440
Trading Companies & Distributors 0.3%
W.W. Grainger, Inc.	2,900	313,548
Information Technology 17.7%
Communications Equipment 0.7%
Cisco Systems, Inc.*	15,500	403,465
Harris Corp.	8,000	379,920

		783,385
Computers & Peripherals 6.7%
Apple, Inc.*	7,700	1,808,961
Dell, Inc.*	10,500	157,605
Hewlett-Packard Co.	8,400	446,460
International Business Machines Corp.	18,200	2,334,150
NCR Corp.*	3,500	48,300
QLogic Corp.*	4,800	97,440
Seagate Technology*	56,800	1,037,168
Western Digital Corp.*	28,700	1,119,013

		7,049,097
Electronic Equipment, Instruments & Components 3.9%
Arrow Electronics, Inc.*	15,500	467,015
Avnet, Inc.*	22,400	672,000
Flextronics International Ltd.*	98,200	769,888
Ingram Micro, Inc. "A"*	15,500	272,025
Jabil Circuit, Inc.	59,300	960,067
Tech Data Corp.*	11,100	465,090
Tyco Electronics Ltd.	16,500	453,420

		4,059,505
Internet Software & Services 0.5%
Google, Inc. "A"*	916	519,381
IT Services 2.2%
Accenture PLC "A"	19,600	822,220
Cognizant Technology Solutions Corp. "A"*	2,300	117,254
Computer Sciences Corp.*	15,700	855,493
Global Payments, Inc.	3,700	168,535
SAIC, Inc.* (a)	16,000	283,200

		2,246,702
Semiconductors & Semiconductor Equipment 0.4%
Intel Corp.	4,500	100,170
Texas Instruments, Inc.	12,100	296,087

		396,257
Software 3.3%
BMC Software, Inc.*	900	34,200
Check Point Software Technologies Ltd.*	6,300	220,878
Microsoft Corp.	94,675	2,771,137
Symantec Corp.*	23,030	389,668

		3,415,883
Materials 5.9%
Chemicals 2.7%
Ashland, Inc.	12,200	643,794
Cytec Industries, Inc.	4,000	186,960
Eastman Chemical Co.	5,100	324,768
Huntsman Corp.	38,100	459,105
Lubrizol Corp.	10,700	981,404
Nalco Holding Co.	2,200	53,526
W.R. Grace & Co.*	5,600	155,456

		2,805,013
Containers & Packaging 0.2%
Bemis Co., Inc.	3,700	106,264
Rock-Tenn Co. "A"	1,500	68,355

		174,619
Metals & Mining 1.7%
Freeport-McMoRan Copper & Gold, Inc.	10,500	877,170
Reliance Steel & Aluminum Co.	3,500	172,305
Walter Energy, Inc.	8,300	765,841

		1,815,316
Paper & Forest Products 1.3%
International Paper Co.	50,000	1,230,500
MeadWestvaco Corp.	6,300	160,965

		1,391,465
Telecommunication Services 2.9%
Diversified Telecommunication Services
AT&T, Inc.	61,380	1,586,059
Verizon Communications, Inc.	45,900	1,423,818

		3,009,877
Utilities 1.5%
Electric Utilities 0.3%
Edison International	8,000	273,360
Exelon Corp.	1,600	70,096

		343,456
Gas Utilities 0.2%
ONEOK, Inc. (a)	3,400	155,210
Independent Power Producers & Energy Traders 0.5%
AES Corp.*	36,400	400,400
Mirant Corp.*	2,600	28,236
NRG Energy, Inc.*	3,841	80,277

		508,913
Multi-Utilities 0.5%
Dominion Resources, Inc.	6,800	279,548
DTE Energy Co.	3,000	133,800
NiSource, Inc.	9,000	142,200

		555,548

Total Common Stocks (Cost $87,175,100)		102,838,816

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.8%
US Treasury Obligation
US Treasury Bill, 0.22% **, 9/16/2010 (b) (Cost $762,216)	763,000	762,199

	Shares	Value ($)

Securities Lending Collateral 7.0%
Daily Assets Fund Institutional, 0.22% © (d) (Cost $7,309,891)	7,309,891	7,309,891
Cash Equivalents 0.8%
Central Cash Management Fund, 0.16% © (Cost $865,636)	865,636	865,636

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $96,112,843) †	107.0	111,776,542
Other Assets and Liabilities, Net	(7.0)	(7,286,264)

Net Assets	100.0	104,490,278

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $97,411,232.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $14,365,310.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,846,881 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,481,571.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $7,080,050 which is 6.8% of net assets.
(b)	At March 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At March 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P E-Mini 500 Index	USD	6/18/2010	26	1,514,760	23,694

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$102,838,816	$—	$—	$102,838,816
Short-Term Investments(e)	8,175,527	762,199	—	8,937,726
Derivatives(f)	23,694	—	—	23,694
Total	$111,038,037	$762,199	$—	$111,800,236

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of March 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$23,694

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Health Care VIP

	Shares	Value ($)
Common Stocks 98.1%
Health Care 98.1%
Biotechnology 24.6%
Acorda Therapeutics, Inc.*	5,300	181,260
Affymax, Inc.*	6,200	145,266
Alexion Pharmaceuticals, Inc.*	19,800	1,076,526
Allos Therapeutics, Inc.* (a)	22,300	165,689
AMAG Pharmaceuticals, Inc.* (a)	8,100	282,771
Amgen, Inc.*	26,850	1,604,556
Amylin Pharmaceuticals, Inc.* (a)	9,100	204,659
ArQule, Inc.*	21,500	123,840
Biogen Idec, Inc.*	10,020	574,747
BioMarin Pharmaceutical, Inc.*	27,100	633,327
Celera Corp.*	32,700	232,170
Celgene Corp.*	21,760	1,348,250
Cephalon, Inc.* (a)	4,900	332,122
Cepheid, Inc.* (a)	6,500	113,620
Dendreon Corp.* (a)	9,400	342,818
Exelixis, Inc.*	22,200	134,754
Gen-Probe, Inc.*	6,400	320,000
Genzyme Corp.*	11,400	590,862
Gilead Sciences, Inc.*	22,400	1,018,752
Halozyme Therapeutics, Inc.* (a)	18,400	147,016
Human Genome Sciences, Inc.*	14,400	434,880
ImmunoGen, Inc.*	24,500	198,205
Incyte Corp.* (a)	38,500	537,460
InterMune, Inc.* (a)	4,000	178,280
Medivation, Inc.*	2,900	30,421
Myriad Genetics, Inc.*	9,700	233,285
OSI Pharmaceuticals, Inc.* (a)	4,600	273,930
Regeneron Pharmaceuticals, Inc.*	10,800	286,092
Rigel Pharmaceuticals, Inc.*	13,400	106,798
Savient Pharmaceuticals, Inc.*	9,000	130,050
Theravance, Inc.* (a)	12,700	169,164
United Therapeutics Corp.*	8,700	481,371
Vertex Pharmaceuticals, Inc.* (a)	18,700	764,269

		13,397,210
Health Care Services 17.9%
Aetna, Inc.	17,300	607,403
Allscripts-Misys Healthcare Solutions, Inc.* (a)	20,200	395,112
Cardinal Health, Inc.	14,100	508,023
Cerner Corp.* (a)	7,400	629,444
CIGNA Corp.	11,300	413,354
CVS Caremark Corp.	20,131	735,989
Express Scripts, Inc.*	9,800	997,248
Fresenius Medical Care AG & Co. KGaA	15,297	863,198
Genoptix, Inc.* (a)	8,600	305,214
Laboratory Corp. of America Holdings*	5,500	416,405
McKesson Corp.	14,700	966,084
MedAssets, Inc.*	6,700	140,700
Medco Health Solutions, Inc.*	14,268	921,142
Quest Diagnostics, Inc.	6,200	361,398
UnitedHealth Group, Inc.*	36,200	1,182,654
WellPoint, Inc.*	4,600	296,148

		9,739,516
Life Sciences Tools & Services 5.8%
Illumina, Inc.* (a)	3,700	143,930
Life Technologies Corp.*	18,129	947,603
Mettler-Toledo International, Inc.*	2,800	305,760
PerkinElmer, Inc.	13,300	317,870
Pharmaceutical Product Development, Inc.	11,600	275,500
Thermo Fisher Scientific, Inc.*	16,900	869,336
Waters Corp.*	4,300	290,422

		3,150,421
Medical Supply & Specialty 19.4%
Alcon, Inc.	2,200	355,432
Baxter International, Inc.	26,500	1,542,300
Beckman Coulter, Inc.	5,800	364,240
Becton, Dickinson & Co.	10,100	795,173
C.R. Bard, Inc.	4,700	407,114
Covidien PLC	26,900	1,352,532
ev3, Inc.*	13,600	215,696
Hologic, Inc.*	14,500	268,830
Kinetic Concepts, Inc.*	4,900	234,269
Masimo Corp.	9,600	254,880
Medtronic, Inc.	34,900	1,571,547
Owens & Minor, Inc.	6,000	278,340
ResMed, Inc.*	4,500	286,425
St. Jude Medical, Inc.*	16,500	677,325
Stryker Corp.	10,900	623,698
Varian Medical Systems, Inc.*	6,600	365,178
Wright Medical Group, Inc.*	7,700	136,829
Zimmer Holdings, Inc.*	14,100	834,720

		10,564,528
Pharmaceuticals 30.4%
Abbott Laboratories	31,400	1,654,152
Allergan, Inc.	8,500	555,220
American Oriental Bioengineering, Inc.* (a)	41,800	170,544
Ardea Biosciences, Inc.*	7,300	133,298
Auxilium Pharmaceuticals, Inc.* (a)	4,300	133,988
Biovail Corp.	26,300	441,051
Bristol-Myers Squibb Co.	43,600	1,164,120
Cardiome Pharma Corp.*	26,200	173,182
Eli Lilly & Co.	14,600	528,812
Forest Laboratories, Inc.*	15,000	470,400
Inspire Pharmaceuticals, Inc.*	22,300	139,152
Johnson & Johnson	29,200	1,903,840
Merck & Co., Inc.	70,883	2,647,480
Mylan, Inc.* (a)	25,400	576,834
Novartis AG (Registered)	14,474	782,262
Pfizer, Inc.	156,450	2,683,118
Questcor Pharmaceuticals, Inc.*	25,900	213,157
Roche Holding AG (Genusschein)	7,252	1,176,838
Salix Pharmaceuticals Ltd.* (a)	6,400	238,400
Shire PLC (ADR)	9,000	593,640
VIVUS, Inc.* (a)	18,200	158,704

		16,538,192

Total Common Stocks (Cost $38,603,006)		53,389,867
Securities Lending Collateral 9.1%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $4,932,450)	4,932,450	4,932,450
Cash Equivalents 1.4%
Central Cash Management Fund, 0.16% (b) (Cost $762,601)	762,601	762,601

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $44,298,057) †	108.6	59,084,918
Other Assets and Liabilities, Net	(8.6)	(4,680,269)

Net Assets	100.0	54,404,649

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $44,755,664.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $14,329,254.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,828,275 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,499,021.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $4,760,895 which is 8.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Biotechnology	$13,397,210	$—	$—	$13,397,210
Health Care Services	8,876,318	863,198	—	9,739,516
Life Sciences Tools & Services	3,150,421	—	—	3,150,421
Medical Supply & Specialty	10,564,528	—	—	10,564,528
Pharmaceuticals	14,579,092	1,959,100	—	16,538,192
Short-Term Investments(d)	5,695,051	—	—	5,695,051
Total	$56,262,620	$2,822,298	$—	$59,084,918

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS International VIP

	Shares	Value ($)
Common Stocks 93.2%
Australia 3.8%
BHP Billiton Ltd.	201,482	8,083,927
Woodside Petroleum Ltd.	111,297	4,781,556

(Cost $7,896,899)		12,865,483
Austria 2.5%
bwin Interactive Entertainment AG*	27,711	1,631,356
IMMOEAST AG* (a)	171,304	940,180
Intercell AG* (a)	73,479	2,131,873
Voestalpine AG	87,592	3,549,534

(Cost $5,401,145)		8,252,943
Denmark 2.9%
A P Moller-Maersk AS "B"	449	3,416,392
Carlsberg AS "B" (a)	75,939	6,377,986

(Cost $10,527,570)		9,794,378
Finland 1.9%
Fortum Oyj (a) (Cost $8,793,715)	256,429	6,276,239
France 13.4%
BNP Paribas	110,997	8,515,225
Bouygues SA	33,428	1,682,478
Cap Gemini	55,990	2,760,571
Carrefour SA	69,411	3,348,854
Electricite de France	24,698	1,348,757
France Telecom SA	177,352	4,247,446
Sanofi-Aventis	56,637	4,228,474
Societe Generale	37,672	2,366,594
Technip SA	50,934	4,134,588
Total SA	172,090	9,994,255
Vinci SA	35,876	2,116,326

(Cost $41,852,714)		44,743,568
Germany 9.0%
Allianz SE (Registered)	48,782	6,119,040
BASF SE	96,483	5,986,898
Bayer AG	34,729	2,349,639
Bayerische Motoren Werke (BMW) AG	87,457	4,030,871
E.ON AG	93,683	3,459,762
Fresenius Medical Care AG & Co. KGaA	80,726	4,555,306
Siemens AG (Registered)	35,294	3,536,000

(Cost $20,846,459)		30,037,516
Hong Kong 0.5%
China Mobile Ltd. (Cost $1,735,941)	172,516	1,656,618
Ireland 1.0%
CRH PLC (b)	131,051	3,269,814
CRH PLC (b)	2,855	71,369

(Cost $2,579,891)		3,341,183
Italy 4.5%
Atlantia SpA	112,475	2,627,711
Eni SpA	215,174	5,053,187
Prysmian SpA	84,195	1,652,211
Saipem SpA	148,054	5,737,156

(Cost $12,010,645)		15,070,265
Japan 18.3%
Canon, Inc.	138,928	6,422,511
FANUC Ltd.	50,547	5,366,242
KOMATSU Ltd.	399,907	8,389,239
Mitsubishi Corp.	240,959	6,319,083
Mitsubishi UFJ Financial Group, Inc.	949,575	4,955,181
Mitsui & Co., Ltd.	376,192	6,316,279
Nintendo Co., Ltd.	19,634	6,556,356
Panasonic Corp.	110,280	1,691,901
Seven & I Holdings Co., Ltd.	123,265	2,979,469
Shin-Etsu Chemical Co., Ltd.	95,507	5,550,023
Sumitomo Mitsui Financial Group, Inc.	155,484	5,114,821
Yamada Denki Co., Ltd.	23,679	1,748,039

(Cost $53,339,782)		61,409,144
Luxembourg 1.5%
ArcelorMittal (a) (Cost $3,682,257)	117,535	5,165,611
Netherlands 4.2%
Heineken NV	74,269	3,812,901
ING Groep NV (CVA)*	686,339	6,843,362
Koninklijke (Royal) KPN NV	54,819	869,184
Koninklijke Ahold NV	196,061	2,615,200

(Cost $12,977,418)		14,140,647
Norway 3.1%
Statoil ASA	301,619	7,012,594
Yara International ASA	77,282	3,353,383

(Cost $10,300,761)		10,365,977
Russia 3.6%
LUKOIL (ADR) (b)	56,894	3,231,593
LUKOIL (ADR) (b)	740	41,958
Sberbank	2,954,833	8,647,348

(Cost $6,850,688)		11,920,899
Spain 0.9%
Grifols SA (Cost $3,483,634)	199,593	2,987,725
Sweden 1.3%
Hennes & Mauritz AB "B" (Cost $2,819,512)	65,947	4,266,476
Switzerland 8.8%
ABB Ltd. (Registered)*	94,651	2,066,187
Compagnie Financiere Richemont SA "A"	165,045	6,398,071
Nestle SA (Registered)	159,133	8,141,445
Novartis AG (Registered)	15,640	845,279
Swatch Group AG (Bearer)	7,474	2,386,037
Xstrata PLC*	513,117	9,745,387

(Cost $18,707,113)		29,582,406
United Kingdom 12.0%
AMEC PLC	366,235	4,433,658
Barclays PLC	1,437,665	7,828,093
BP PLC	433,051	4,100,994
British American Tobacco PLC	109,617	3,780,265
GlaxoSmithKline PLC	291,934	5,602,188
HSBC Holdings PLC	127,967	1,297,367
Imperial Tobacco Group PLC	77,046	2,354,769
Lloyds Banking Group PLC	5,854,661	5,581,384
Standard Chartered PLC	68,476	1,866,032
Vodafone Group PLC	742,404	1,717,781
WPP PLC	168,874	1,748,650

(Cost $37,900,319)		40,311,181

Total Common Stocks (Cost $261,706,463)		312,188,259
Exchange-Traded Fund 3.9%
Japan
iShares MSCI Japan Index Fund (Cost $14,132,693)	1,236,316	12,907,139
Securities Lending Collateral 4.2%
Daily Assets Fund Institutional, 0.22% (c) (d) (Cost $14,224,288)	14,224,288	14,224,288
Cash Equivalents 3.9%
Central Cash Management Fund, 0.16% (c) (Cost $13,080,109)	13,080,109	13,080,109

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $303,143,553) †	105.2	352,399,795
Other Assets and Liabilities, Net	(5.2)	(17,301,178)

Net Assets	100.0	335,098,617

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $310,290,477.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $42,109,318.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $57,404,968 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,295,650.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $13,635,796 which is 4.1% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
MSCI: Morgan Stanley Capital International

At March 31, 2010 the DWS International VIP had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Financials	60,074,627	19.3%
Energy	48,521,539	15.5%
Materials	44,775,946	14.3%
Industrials	43,488,148	13.9%
Consumer Staples	33,410,889	10.7%
Consumer Discretionary	23,901,401	7.7%
Health Care	22,700,484	7.3%
Information Technology	15,739,438	5.0%
Utilities	11,084,758	3.6%
Telecommunication Services	8,491,029	2.7%
Total	312,188,259	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$12,865,483	$—	$12,865,483
Austria	—	8,252,943	—	8,252,943
Denmark	—	9,794,378	—	9,794,378
Finland	—	6,276,239	—	6,276,239
France	—	44,743,568	—	44,743,568
Germany	—	30,037,516	—	30,037,516
Hong Kong	—	1,656,618	—	1,656,618
Ireland	—	3,341,183	—	3,341,183
Italy	—	15,070,265	—	15,070,265
Japan	—	61,409,144	—	61,409,144
Luxembourg	—	5,165,611	—	5,165,611
Netherlands	—	14,140,647	—	14,140,647
Norway	—	10,365,977	—	10,365,977
Russia	41,958	11,878,941	—	11,920,899
Spain	—	2,987,725	—	2,987,725
Sweden	—	4,266,476	—	4,266,476
Switzerland	—	29,582,406	—	29,582,406
United Kingdom	—	40,311,181	—	40,311,181
Exchange-Traded Fund	12,907,139	—	—	12,907,139
Short-Term Investments(e)	27,304,397	—	—	27,304,397
Total	$40,253,494	$312,146,301	$—	$352,399,795

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010